Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure
	2015	2014	2013
Tsakos Shipping and Trading S.A. (commissions)	7,550	6,189	5,219
Tsakos Energy Management Limited (management fees)	16,032	15,840	15,487
Tsakos Columbia Shipmanagement S.A.	2,234	2,091	1,621
Argosy Insurance Company Limited	9,386	9,529	9,129
AirMania Travel S.A.	4,298	4,797	4,810

Total expenses with related parties	39,500	38,446	36,266

Related Party Transactions Balances
	December 31,
	2015	2014
Due from related parties
Tsakos Columbia Shipmanagement S.A.	4,169	1,895

Total due from related parties	4,169	1,895

Due to related parties
Tsakos Energy Management Limited	61	93
Tsakos Shipping and Trading S.A.	982	881
Argosy Insurance Company Limited	410	8,766
AirMania Travel S.A.	287	396

Total due to related parties	1,740	10,136

Related Party - Future Management Fees
Year	Amount
2016	20,053
2017	20,850
2018	21,057
2019……………………………………………………………………………	20,989
2020	20,989
2021 to 2025	94,449

198,387